TYPE		13F-HR
PERIOD	09/30/2011
FILER
	CIK	1386088
	CCC	$cnncdo4
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
November 11, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
25
Form 13F Information Table Value Total:
$2,417,125


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  46610  556599SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827  22809  280145SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465    216    4518SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    142    1348SOLE      NONE
ISHARES TR GSCI CMDTY           EQUITY - ETF46428R107      0       0SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    187    2259SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 232652 6953136SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 299242 3836926SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    143    3628SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 549546 9711003SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 409590 3646958SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615     97   11058SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    141    8031SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    151    3092SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    153    2910SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    140   18170SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    169    3036SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    112    1292SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 268949 5286979SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    144    2212SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  68737 1190863SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    225    4791SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 516130 9226497SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    158    4414SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    170    3690SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 186   12172SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 328    6889SOLE      NONE
